SCHEDULE OF LONG-TERM INVESTMENTS (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2024 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)
Equity investments accounted for using the equity method			¥ 5,951
Total long-term investments	$ 38,683	279,300	288,712
Beijing Gangjian Shoubao Cultural Media Center LLP [Member]
Equity investments accounted for using the equity method			4,500
Weiche InformationTechnology Co Ltd [Member]
Equity investments accounted for using the equity method			1,451
Jincheng Consumer Finance Sichuan Co Ltd [Member]
Equity investments accounted for using the equity method		282,800
Equity investments accounted for using the measurement alternative		¥ 279,300	¥ 282,761